UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.
Kavilco Incorporated Schedule of Investments For period end September 30, 2012 (unaudited)

	COST	%	Principal Amount or Shares	Market Value

INVESTMENTS IN SECURITIES

U.S. Corporate Bonds

Chemical Industry
The Dow Chemical Company, 5.900%, due February 15, 2015			610,000	679,607
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016			1,519,000	1,781,665
Total Chemical Industry		6.6%		2,461,272

Communications
AT&T, 5.100%, due September 15, 2014			1,250,000	1,359,137
CBS Corporation, 4.625%, due May 15, 2018			2,000,000	2,276,200
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019			250,000	302,622
Total Communications		10.5%		3,937,959

Consumer, Cyclical
Home Depot Inc., 5.250%, due December 16, 2013			1,000,000	1,058,380
Safeway Inc., 5.625%, due August 15, 2014			1,229,000	1,313,948
Target Corp., 5.875%, due July 15, 2016			1,000,000	1,182,090
Avon Products Inc., 6.500%, due March 1, 2019			500,000	555,220
Total Consumer, Cyclical		11.0%		4,109,638

Consumer, Non-cyclical
McDonald’s Corp., 5.300%, due March 15, 2017			500,000	590,665
Kraft Foods Inc., 6.500%, due August 11, 2017			250,000	307,372
Yum! Brands Inc., 5.300%, due September 15, 2019			355,000	414,690
Total Consumer, Non-cyclical		3.5%		1,312,727

Diversified Company Industry
Fortune Brands Inc., 6.375%, due June 15, 2014			500,000	545,270
Total Diversified Company Industry		1.5%		545,270

Energy
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015			500,000	549,640
PPL Energy Supply LLC, 5.700%, due October 15, 2015			80,000	87,290
Plains All American Pipeline, 6.125%, due January 15, 2017			1,345,000	1,604,450
XTO Energy Inc., 6.250%, August 1, 2017			1,000,000	1,256,930
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018			460,000	553,780
Transocean Inc., 7.375%, due April 15, 2018			1,350,000	1,613,911
Hess Corporation, 8.125%, due February 15, 2019			199,000	263,299
Total Energy		15.8%		5,929,300

Financial
American Express Credit Co., 5.300%, due December 2, 2015			117,000	131,738
General Electric Capital Corp., 5.625%, due September 15, 2017			215,000	253,197
Total Financial		1.0%		384,935

Paper & Forest Products Industry
International Paper, 9.375%, due May 15, 2019			500,000	676,110
Total Paper & Forest Products Industry		1.8%		676,110

Technology
Cisco Systems Inc., 5.500%, due February 22, 2016			960,000	1,114,906
Oracle Corp., 5.000%, due July 08, 2019			250,000	302,727
Adobe Systems Inc., 4.750%, due February 1, 2020			100,000	112,573
Total Technology		4.1%		1,530,206

Transportation
CSX Corp., 5.500%, due August 1, 2013			964,000	1,003,100
Union Pacific Corp., 4.875%, due January 15, 2015			1,000,000	1,093,010
FedEx Corp., 8.000%, due January 15, 2019			500,000	667,310
Total Transportation		7.4%		2,763,420

Utilities
Dominion Resources Inc., 5.000%, due March 15, 2013			1,000,000	1,020,310
Potomac Electric Power, 4.650%, due April 15, 2014			600,000	635,226
American Electric Power, 5.250%, due June 1, 2015			50,000	54,450
Southern Power Company, 4.875%, due July 15, 2015			1,250,000	1,376,150
Southern Electric Power, 5.550%, due January 15, 2017			174,000	196,465
Metropolitan Edison, 7.700%, due January 15, 2019			250,000	313,767
Total Utilities		9.6%		3,596,368

TOTAL-US CORPORATE BONDS	$24,242,294	72.8%		$27,247,205

U.S. Common Stock

Computer Software & Services
Microsoft Corp.			3,640	108,326
Total Computer Software & Services		0.3%		108,326

Drug Industry
Bristol-Myers Squibb			1,500	50,625
Lilly Eli & Co.			2,000	94,820
Merck & Co. Inc.			1,500	67,642
Total Drug Industry		0.6%		213,087

Electric Utility
Atlantic Power Corp			2,700	40,392
Atmos Energy Corp.			1,500	53,685
Avista Corp.			2,000	51,480
Consolidated Edison Inc.			1,500	89,835
Duke Energy Corp.			755	48,937
Entergy Corporation New			800	55,440
Northeast Utilities			787	30,095
Pepco Holdings Inc.			2,600	49,140
PPL Corporation			1,800	52,290
Scana Corp.			700	33,789
Southern Company			1,800	82,962
Total Electric Utility		1.6%		588,045

Exchange Traded Funds
iShares Investment Grade Corp. Bonds			640	77,933
iShares Silver Trust			1,525	51,057
SPDR Barclays Capital High Yield			2,600	104,546
SPDR Gold Trust			350	60,161
Total Exchange Traded Funds		0.8%		293,697

Food Processing
Kraft Foods Inc.			1,500	62,025
Total Food Processing		0.2%		62,025

Mining
Silver Wheaton Corp.			700	27,797
Total Mining		0.1%		27,797

Natural Gas (Diversified)
ONEOK Inc.			1,200	57,972
Total Natural Gas (Diversified)		0.2%		57,972

Office Equipment
Pitney Bowes Inc.			3,000	41,460
Total Office Equipment		0.1%		41,460

Petroleum Industry
Diamond Offshore Drilling			800	52,648
Seadrill Ltd			1,200	47,064
Total Petroleum Industry		0.3%		99,712

Real Estate Investment Trust
AvalonBay Communities			400	54,396
Healthcare Realty Trust Inc.			2,300	53,015
Hospitality Properties Trust			2,000	47,560
LTC Properties Inc.			4,830	153,835
Mack Cali Rlty Corp			3,600	95,760
Omega Healthcare Investors			2,831	64,349
Senior Housing Properties Trust			6,300	137,214
Washington Real Estate Invt			6,600	177,012
Ventas Inc.			600	37,350
Total Real Estate Investment Trust		2.2%		820,491

Telecommunications Services
AT&T			3,300	124,410
CenturyTel Inc.			6,900	278,760
Consolidated Communications			5,000	85,950
Frontier Communications Corp.			192	944
Verizon Communications Inc.			3,400	154,938
Total Telecommunications Services		1.7%		645,002

Foreign Stocks

Canadian Common Stock - Petroleum Industry
Penn West Petroleum			3,400	48,416
Total Canadian Common Stock		0.1%		48,416

France Common Stock - Drug Industry
Sanofi-Aventis-ADR			600	25,836
Total France Common Stock		0.1%		25,836

Netherlands Common Stock - Petroleum Industry
Royal Dutch Shell PLC			400	27,764
Total Netherlands Common Stock		0.1%		27,764

United Kingdom - Food Processing Insustry
Unilever PLC			800	29,216
Total UK Common Stock		0.1%		29,216

TOTALS - STOCKS	$2,686,550	8.3%		$3,088,846

Publicly Traded Partnerships

Publicly Traded Partnerships - Oil/Gas Distribution
Amerigas Partners-LP			5,000	218,300
Boardwalk Pipeline Partners			4,168	116,287
Buckeye Partners LP			5,052	239,919
CVR Partners LP			2,000	52,520
Enbridge Energy Partners LP.			1,700	50,048
Energy Transfer Partners LP			3,900	166,023
Enterprise Products Partners			1,600	85,760
Kinder Morgan Energy Partners			2,400	198,000
Linn Energy LLC			3,300	136,092
Nustar Energy LP Unit Com			4,100	208,608
PAA NAT Gas Storage LP Com Unit Ltd			3,000	59,700
Plains All American Pipeline			800	70,560
Suburban Propane Partners L.P.			3,200	132,352
Total Oil/Gas Distribution				$1,734,169

TOTALS - PUBLICLY TRADED PARTNERSHIPS	$1,708,115	4.6%		$1,734,169

TOTAL - CASH AND EQUIVALENTS (Money Market)	$5,350,145	14.3%		$5,350,145

TOTAL PORTFOLIO	$33,987,104	100.0%		$37,420,365

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of September 30, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		27,247,205		27,247,205
Common Stock	3,088,846			3,088,846
Publicly Traded Partnerships	1,734,169			1,734,169
Cash and Equivalents (Money Market)	5,350,145			5,350,145
TOTALS				$37,420,365

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 28, 2011